The Gabelli Value 25 Fund Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.1%
	Aerospace — 4.1%
231,000	Aerojet Rocketdyne Holdings Inc.†	$9,662,730

	Automotive — 0.9%
130,000	Navistar International Corp.†	2,143,700

	Automotive: Parts and Accessories — 3.0%
45,000	Garrett Motion Inc.†	128,700
82,000	Genuine Parts Co.	5,521,060
5,000	O’Reilly Automotive Inc.†	1,505,250

		7,155,010

	Broadcasting — 11.1%
7,000	Liberty Broadband Corp., Cl. A†	749,000
48,500	Liberty Broadband Corp., Cl. C†	5,369,920
95,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,003,900
166,000	MSG Networks Inc., Cl. A†	1,693,200
862,000	ViacomCBS Inc., Cl. A	15,369,460

		26,185,480

	Building and Construction — 0.4%
30,000	Johnson Controls International plc	808,800

	Business Services — 2.4%
100,000	Macquarie Infrastructure Corp.	2,525,000
13,000	Mastercard Inc., Cl. A	3,140,280

		5,665,280

	Cable and Satellite — 6.3%
76,000	AMC Networks Inc., Cl. A†	1,847,560
115,000	Comcast Corp., Cl. A	3,953,700
149,871	DISH Network Corp., Cl. A†	2,995,921
83,000	EchoStar Corp., Cl. A†	2,653,510
44,000	Liberty Global plc, Cl. A†	726,440
38,000	Liberty Global plc, Cl. C†	596,980
50,000	Liberty Latin America Ltd., Cl. C†	513,000
36,000	Rogers Communications Inc., Cl. B	1,495,080

		14,782,191

	Communications Equipment — 0.5%
70,000	Loral Space & Communications Inc.†	1,137,500

	Computer Software and Services — 0.2%
50,000	Hewlett Packard Enterprise Co.	485,500

	Consumer Products — 9.1%
72,000	Edgewell Personal Care Co.†	1,733,760
57,500	Energizer Holdings Inc.	1,739,375
312,000	Swedish Match AB	17,914,087

		21,387,222

	Diversified Industrial — 3.8%
26,000	Ampco-Pittsburgh Corp.†	65,000

Shares		Market Value
84,000	Crane Co.	$4,131,120
35,500	Honeywell International Inc.	4,749,545

		8,945,665

	Electronics — 8.8%
135,000	Resideo Technologies Inc.†	653,400
339,000	Sony Corp., ADR	20,062,020

		20,715,420

	Energy and Utilities — 3.0%
192,000	National Fuel Gas Co.	7,159,680

	Entertainment — 10.5%
40,000	Discovery Inc., Cl. A†	777,600
175,000	Discovery Inc., Cl. C†	3,069,500
48,000	Fox Corp., Cl. A.	1,134,240
341,000	Grupo Televisa SAB, ADR	1,977,800
20,000	Liberty Media Corp.-Liberty Braves, Cl. A†	390,000
107,040	Liberty Media Corp.-Liberty Braves, Cl. C†	2,040,182
58,000	The Madison Square Garden Co., Cl. A†	12,261,780
33,000	The Walt Disney Co.	3,187,800

		24,838,902

	Environmental Services — 6.5%
137,000	Republic Services Inc.	10,283,220
65,000	Waste Connections Inc.	5,037,500

		15,320,720

	Equipment and Supplies — 1.1%
64,000	CIRCOR International Inc.†	744,320
75,000	Flowserve Corp.	1,791,750

		2,536,070

	Financial Services — 8.8%
115,000	American Express Co.	9,845,150
100,000	H&R Block Inc.	1,408,000
206,000	The Bank of New York Mellon Corp.	6,938,080
90,000	Wells Fargo & Co.	2,583,000

		20,774,230

	Food and Beverage — 5.2%
63,200	Diageo plc, ADR	8,033,984
85,000	Mondelēz International Inc., Cl. A	4,256,800

		12,290,784

	Hotels and Gaming — 1.3%
87,000	Ryman Hospitality Properties Inc., REIT	3,118,950

	Machinery — 1.7%
183,744	CNH Industrial NV	1,030,804
100,000	CNH Industrial NV, Borsa Italiana	575,273
38,000	Xylem Inc.	2,474,940

		4,081,017

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The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 7.2%
377,000	Newmont Corp.	$17,070,560

	Real Estate — 0.8%
59,800	Griffin Industrial Realty Inc.	1,955,460

	Telecommunications — 0.8%
108,000	Telephone & Data Systems Inc.	1,810,080

	Wireless Communications — 0.6%
50,000	United States Cellular Corp.†	1,464,500

	TOTAL COMMON STOCKS	231,495,451

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.9%
$4,492,000	U.S. Treasury Bills, 0.030% to 1.530%††, 04/16/20 to 09/24/20	$4,491,061

	TOTAL INVESTMENTS — 100.0% (Cost $135,896,279)	$235,986,512

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt REIT Real Estate Investment Trust

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